Deferred Tax (Tables)	12 Months Ended
Mar. 31, 2026
Deferred Tax [Abstract]
Schedule of Deferred Tax Assets

The followings presented the category of deferred tax assets recognized by the Company and movements thereon:

	Accelerated/ (decelerated) Depreciation allowance	Expected credit losses	Total
	US$	US$	US$
As of April 1, 2024	(16,283)	(1,684)	(17,967)
Deferred tax (credit)/expense	(14,696)	33	(14,663)
Exchange adjustments	(219)	(10)	(229)
As of March 31, 2025	(31,198)	(1,661)	(32,859)
Deferred tax (credit)/expense	(15,344)	(302)	(15,646)
Exchange adjustments	415	17	432
As of March 31, 2026	(46,127)	(1,946)	(48,073)